RUSSELL INVESTMENT COMPANY

Supplement dated December 18, 2013 to

PROSPECTUS DATED MARCH 1, 2013

RUSSELL COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY:

(i)	The following information is added as the second to last sentence in the last paragraph of the sub-section entitled "Principal Investment Strategies of the Fund" in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

In order to seek to achieve positive performance relative to the DJ-UBS Index, RIMCo may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness.

The following paragraph is deleted from the sub-section entitled "Principal Investment Strategies of the Fund" in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

The Fund is classified as a "non-diversified fund" under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.

(ii)	The following risk factor is deleted from the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary Section for the Russell Commodity Strategies Fund in the Prospectus listed above:

•	Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.